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                                   May 3, 2002

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      Forward Funds, Inc. (the "Company")
                  Forward Garzarelli U.S. Equity Fund
                  Forward Hansberger International Growth Fund
                  Forward Hoover Small Cap Equity Fund
                  Forward Uniplan Real Estate Investment Fund (the "Funds") File Nos. 333-37367 and 811-8419
                  --------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Company does not differ from that contained in Post-Effective Amendment No. 17 to the Company's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on May 1, 2002 (Accession #0001021408-02-006058).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0560.

                                               Very truly yours,


                                               /s/ Amy M. Kelley
                                               -----------------
                                               Amy M. Kelley
                                               Regulatory Administrator